Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Schedule of components of trade and other receivables

	2025	2024
	$m	$m
Trade receivables	877	883
Less: provision for impairment of trade receivables	(78)	(82)
Trade receivables – net	799	801
Other receivables[1]	172	160
Prepayments	84	96
Accrued income	145	147
Contract assets	3	4
Total	1,203	1,208

Analysed as follows:
Non-current	52	71
Current	1,151	1,137
Total	1,203	1,208
1.	Other receivables are stated net of loss allowance of $nil (2024: $nil).

Schedule of analysis of the Group's provision for impairment of trade receivables

	2025	2024	2023
	$m	$m	$m
At 1 January	82	87	87
Exchange differences	3	(1)	(4)
Additional provision	82	80	59
Receivables written off as uncollectable	(79)	(80)	(48)
Unused amounts reversed	(7)	(8)	(10)
Acquisition of companies and businesses	—	4	3
Disposal of companies and businesses	(3)	—	—
At 31 December	78	82	87

Schedule of ageing of trade receivables and provision for impairment

	Trade	Provision for	Trade	Provision for
	receivables	impairment	receivables	impairment
	2025	2025	2024	2024
	$m	$m	$m	$m
Not due	387	—	362	—
Overdue by less than 1 month	206	(1)	213	(1)
Overdue by between 1 and 3 months	108	(6)	152	(4)
Overdue by between 3 and 6 months	79	(9)	67	(14)
Overdue by between 6 and 12 months	46	(17)	49	(25)
Overdue by more than 12 months	51	(45)	40	(38)
At 31 December	877	(78)	883	(82)

Schedule of carrying amounts of the Group's trade receivables denominated in different currencies

	2025	2024
	$m	$m
Pound sterling	79	71
Euro	167	200
US dollar	380	378
Other currencies	251	234
Carrying value	877	883